Acquisition - Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 22,157		$ 0	$ 0
FitStar, Inc [Member]
Business Acquisition [Line Items]
Goodwill		$ 22,562
Assumed liabilities, net of assets		(3,552)
Total		32,523
FitStar, Inc [Member] | Developed technology [Member]
Business Acquisition [Line Items]
Intangibles acquired		12,640
FitStar, Inc [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Intangibles acquired		128
FitStar, Inc [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Intangibles acquired		$ 1,150